Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 10,075	$ 2,936
Charitable contributions	0	2
Share-based compensation	3,128	757
Reserves and accruals	62	0
Total deferred tax assets	13,265	3,695
Valuation allowance	(13,000)	(3,665)	$ (1,321)
Depreciation	(44)	(30)
Total deferred tax liabilities	(44)	(30)
Net deferred tax assets	$ 221	$ 0